Balance Sheets - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 107,687	€ 110,995
FINANCIAL ASSETS HELD FOR TRADING	112,947	125,458
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,263
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	48,043	34,782
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	120,831
FINANCIAL ASSETS AVAILABLE-FOR-SALE:		133,271
FINANCIAL ASSETS AT AMORTIZED COST	922,948
LOANS AND RECEIVABLES		903,013
INVESTMENTS HELD-TO-MATURITY		13,491
HEDGING DERIVATIVES, ASSETS	8,348	8,537
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,143	1,287
INVESTMENTS	9,262	6,184
Joint ventures entities	2,047	1,987
Associated companies	7,215	4,197
REINSURANCE ASSETS	345	341
TANGIBLE ASSETS	23,461	22,974
Property, plant and equipment:	21,792	20,650
Investment property:	1,669	2,324
INTANGIBLE ASSETS	27,893	28,683
Goodwill	25,035	25,769
Other intangible assets	2,858	2,914
TAX ASSETS	30,051	30,243
Current tax assets	6,403	7,033
Deferred tax assets	23,648	23,210
OTHER ASSETS	10,068	9,766
Insurance contracts linked to pensions	223	239
Inventories	164	1,964
Other	9,681	7,563
NON-CURRENT ASSETS HELD FOR SALE	5,543	15,280
TOTAL ASSETS	1,433,833	1,444,305
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	75,350	107,624
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	58,153	59,616
FINANCIAL LIABILITIES AT AMORTIZED COST	1,153,918	1,126,069
HEDGING DERIVATIVES, LIABILITIES	6,728	8,044
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	317	330
LIABILITIES UNDER INSURANCE CONTRACTS	936	1,117
PROVISIONS	13,758	14,489
TAX LIABILITIES	7,659	7,592
Current tax liabilities	2,481	2,755
Deferred tax liabilities	5,178	4,837
OTHER LIABILITIES	12,569	12,591
TOTAL LIABILITIES	1,329,388	1,337,472
SHAREHOLDERS' EQUITY	117,935	116,265
CAPITAL	8,068	8,068
Called up paid capital	8,068	8,068
SHARE PREMIUM	51,053	51,053
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	542	525
Other equity instruments	542	525
OTHER EQUITY	215	216
ACCUMULATED RETAINED EARNINGS	56,967	53,437
OTHER RESERVES	(1,552)	(1,602)
(-) OWN SHARES	(61)	(22)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	3,752	6,619
(-) DIVIDENDS	(1,049)	(2,029)
OTHER COMPREHENSIVE INCOME	(23,885)	(21,776)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(2,751)	(4,034)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(21,134)	(17,742)
NON-CONTROLLING INTEREST	10,395	12,344
Other comprehensive income	(1,377)	(1,436)
Other items	11,772	13,780
TOTAL EQUITY	104,445	106,833
TOTAL LIABILITIES AND EQUITY	1,433,833	1,444,305
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	5,465	6,345
Provision for other long term employee benefits
LIABILITIES AND EQUITY
PROVISIONS	1,525	1,686
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	3,084	3,181
Provision for commitments and guarantees given
LIABILITIES AND EQUITY
PROVISIONS	855	617
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	2,829	2,660
For own use
ASSETS
Property, plant and equipment:	7,787	8,279
Leased out under an operating lease
ASSETS
Property, plant and equipment:	14,005	12,371
Investment property:	€ 1,272	€ 1,332